Joint venture	12 Months Ended
Dec. 31, 2010
Joint venture [Abstract]
Joint venture
5.	Joint venture

On July 1, 2008, the merger of RxHub and SureScripts was announced. We are one of the founders of RxHub, an electronic exchange enabling physicians who use electronic prescribing technology to link to pharmacies, PBM companies and health plans. The organization enables physicians to securely access health information through a fast and efficient health exchange when caring for their patients. We retain one-sixth ownership in the merged company. Due to the decreased ownership percentage, the investment is recorded under the cost method, under which dividends are the basis of recognition of earnings from an investment. Prior to the merger, the investment in RxHub was recorded using the equity method of accounting, which required our percentage interest in RxHub’s results to be recorded in our consolidated statement of operations. Our percentage of RxHub’s loss for 2008 was $0.3 million, and has been recorded in other (expense) income, net, in the consolidated statement of operations. Our investment in RxHub (approximately $0.8 million at December 31, 2009) is recorded in other assets in our consolidated balance sheet. In July 2010, we received a cash distribution of $1.4 million from RxHub. Upon receipt of this distribution, we reduced the value of the investment to zero. The remaining balance of $0.6 million is recorded in interest income in the consolidated statement of operations.